Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant [Line Items]
Future salary growth	$ (49)
Discount rate	1,001
0.5 Percentage Point Increase [Member]
Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant [Line Items]
Future salary growth	50	$ 100
Discount rate	$ (884)	(1,173)
0.5 Percentage Point Decrease [Member]
Employee Benefits (Details) - Schedule of the relevant actuarial assumptions, holding other assumptions constant [Line Items]
Future salary growth		(96)
Discount rate		$ 1,350